Financial And Capital Risk Management And Fair Value Measurement - Summary of Financial instruments by category (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Provisions	£ 4,123	£ 1,634
Warrant liability	8,336	50,775	£ 131
Accruals	3,826	4,178
Lease liability	2,376
Fair value through profit or loss [member]
Financial assets
Cash and short-term deposits	0	0
Other receivables	0	0
Total financial assets	0	0
Financial liabilities
Provisions	4,123	1,634
Convertible loan notes	0	0
Warrant liability	8,336	50,775
Trade and other payables	0	0
Accruals	0	0
Lease liability	0	0
Total financial liabilities	12,459	52,409
Amortized cost [member]
Financial assets
Cash and short-term deposits	94,296	23,469
Other receivables	1,032	646
Total financial assets	95,328	24,919
Financial liabilities
Provisions	0	0
Convertible loan notes	14,384	16,142
Warrant liability	0	0
Trade and other payables	2,309	3,187
Accruals	3,826	4,178
Lease liability	2,376	1,794
Total financial liabilities	£ 22,895	£ 25,301